Consolidated Shareholders' Equity - Summary of Treasury Shares Held (Details) - shares shares in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares (in shares)	15,330	13,450	10,900	8,200
% of share capital for the period	1.211%	1.063%	0.864%	0.65%